Label	Element	Value
Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay VP MacKay Strategic Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks total return by investing primarily in domestic and foreign debt securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its investment objective through a flexible investment process that allocates investments across the global fixed-income markets. The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a diversified portfolio of debt or debt-related securities such as: debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt or debt-related securities issued by U.S. or foreign corporate entities; zero coupon bonds; municipal bonds; mortgage-related and other asset-backed securities; loan participation interests; convertible bonds; and variable or floating rate debt securities. The Portfolio may invest in debt securities that are rated investment grade and below investment grade by a nationally recognized statistical rating organization (“NRSRO”) (such securities rated lower than BBB- and Baa3). Securities that are rated below investment grade by NRSROs are commonly referred to as “high-yield securities” or “junk bonds.” If NRSROs assign different ratings to the same security, the Portfolio will use the higher rating for purposes of determining the security’s credit quality. The securities may be denominated in U.S. or foreign currencies, and may have fixed, variable, floating or inverse floating rates of interest. The Portfolio may invest without limitation in securities of foreign issuers, including emerging markets. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. The currency exposure of non-U.S. investments may or may not be hedged. The Portfolio may invest up to 15% of its net assets in equity securities.

The Portfolio intends to utilize various investment strategies in a broad array of fixed-income sectors to achieve its investment objective. The Portfolio will not be constrained by portfolio management relative to an index. Because the Portfolio does not track a fixed-income index, its performance may vary at times and demonstrate low correlation to traditional fixed-income indices. In pursuing its investment objective, the Portfolio’s investment strategy is subject to market risk and shares may gain or lose value.

The average portfolio duration of the Portfolio will normally vary from 0 to 7 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Portfolio may invest in derivatives, such as futures, options, forward commitments and interest rate swap agreements to try to enhance returns or reduce the risk of loss by hedging certain of its holdings or manage duration. The Portfolio may invest up to 25% of its total assets in swaps.

The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio's short positions, either direct short positions or through credit default swaps or total return swaps, may total up to 20% of the Portfolio’s net assets. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Investment Process: MacKay Shields LLC, the Portfolio’s Subadvisor, seeks to identify investment opportunities through an investment process focused on macroeconomic analysis and bottom-up security selection. The Subadvisor allocates the Portfolio's investments among the various bond market sectors based on current and projected economic and market conditions. The Portfolio may invest across bond market sectors, geographies and credit qualities.

The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Portfolio.

The Subadvisor may sell a security if it believes the security will no longer contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the domestic and foreign economies, and meaningful changes in the issuer's financial condition, including changes in the issuer's credit risk and competitiveness.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its investment objective through a flexible investment process that allocates investments across the global fixed-income markets. The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a diversified portfolio of debt or debt-related securities such as: debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt or debt-related securities issued by U.S. or foreign corporate entities; zero coupon bonds; municipal bonds; mortgage-related and other asset-backed securities; loan participation interests; convertible bonds; and variable or floating rate debt securities. The Portfolio may invest in debt securities that are rated investment grade and below investment grade by a nationally recognized statistical rating organization (“NRSRO”) (such securities rated lower than BBB- and Baa3). Securities that are rated below investment grade by NRSROs are commonly referred to as “high-yield securities” or “junk bonds.” If NRSROs assign different ratings to the same security, the Portfolio will use the higher rating for purposes of determining the security’s credit quality. The securities may be denominated in U.S. or foreign currencies, and may have fixed, variable, floating or inverse floating rates of interest. The Portfolio may invest without limitation in securities of foreign issuers, including emerging markets. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. The currency exposure of non-U.S. investments may or may not be hedged. The Portfolio may invest up to 15% of its net assets in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and two additional indexes over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The table also includes the average annual returns of the ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index and the Morningstar Nontraditional Bond Category Average.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns, Initial Class Shares(by calendar year 2014-2023)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
2020, Q2	7.20%
Worst Quarter
2020, Q1	-6.91%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	You can lose money by investing in the Portfolio.
Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Market Risk
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Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic and geopolitical factors for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Portfolio Management Risk
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Risk [Text Block]	rr_RiskTextBlock

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Yield Risk
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Risk [Text Block]	rr_RiskTextBlock	Yield Risk: There can be no guarantee that the Portfolio will achieve or maintain any particular level of yield.
Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Debt Securities Risk
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Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. Low interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. The Portfolio may also be subject to heightened interest rate risk when the Federal Reserve raises interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Zero Coupon Bond Risk
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Zero Coupon Bond Risk: Because zero-coupon securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. An investment in zero-coupon and delayed interest securities may cause the Portfolio to recognize income, and therefore the Portfolio may be required to make distributions to shareholders before the Portfolio receives any cash payments on its investment.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Municipal Bond Risk
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Municipal Bond Risk: Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. Municipalities may experience economic and financial difficulties in an adverse economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Portfolio’s net asset value.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Short Selling and Short Exposure Risk
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Short Selling and Short Exposure Risk: To the extent the Portfolio obtains short exposure through the use of derivatives, the Portfolio would be subject to leverage risk, counterparty risk and other risks associated with the use of derivatives. If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero. The Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. The Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale.

Until the Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Portfolio's broker or custodian to cover the Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Portfolio may not be able to substitute or sell the pledged collateral. This may limit the Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

By investing the proceeds received from selling securities short, the Portfolio could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Portfolio's exposure to long positions and make any change in the Portfolio's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Portfolio will leverage its portfolio, or if it does, that the Portfolio's leveraging strategy will be successful or that it will produce a higher return on an investment.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Regulatory Risk
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Regulatory Risk: The Portfolio as well as the issuers of the securities and other instruments in which the Portfolio invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. For example, regulatory authorities in the U.S. or other countries may prohibit or restrict the ability of the Portfolio to short sell certain securities, either generally or with respect to certain industries or countries, which may impact the Portfolio's ability to fully implement its investment strategies.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Derivatives Risk
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Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Portfolio is the seller of credit protection in a credit default swap, the Portfolio effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Portfolio.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | High-Yield Securities Risk
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High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Floating Rate Notes and Variable Rate Notes Risk
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Floating Rate Notes and Variable Rate Notes Risk: Floating and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements. The terms of many floating rate notes and other instruments are tied to reference rates or benchmarks such as the Secured Overnight Financing Rate (“SOFR”). As a result of benchmark reforms, publication of most London Interbank Offered Rate (“LIBOR”) settings has ceased. Some U.S. dollar LIBOR settings continue to be published, but only on a temporary, synthetic and non-representative basis. It is expected that all synthetic U.S. dollar LIBOR settings will be discontinued at the end of September 2024. Many contracts have already transitioned away from LIBOR reference as a result of contractual fallback mechanics, negotiated amendments or as a result of statutory fallback mechanisms; some contracts continue to use synthetic U.S. dollar LIBOR and may continue to do so until synthetic LIBOR is discontinued. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate, such as SOFR. Instruments which transitioned from LIBOR to an alternative reference rate or which continue to use synthetic LIBOR may experience increased volatility and illiquidity or other adverse consequences, such as decreased yields and reduction in value, for these instruments. This may adversely affect the Portfolio and its investments in such instruments.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Mortgage Dollar Roll Transaction Risk
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Mortgage Dollar Roll Transaction Risk: A mortgage dollar roll is a transaction in which the Portfolio sells mortgage-related securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Portfolio at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Mortgage-Related and Other Asset-Backed Securities Risk
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Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Loan Participation Interest Risk
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Loan Participation Interest Risk: There may not be a readily available market for loan participation interests, which in some cases could result in the Portfolio disposing of such interests at a substantial discount from face value or holding such interests until maturity. In addition, the Portfolio may be exposed to the credit risk of the underlying corporate borrower as well as the lending institution or other participant from whom the Portfolio purchased the loan participation interests. The Portfolio may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest and may be subject to greater delays, expenses and risks than if the Portfolio had purchased a direct obligation of the borrower. Substantial increases in interest rates may cause an increase in loan obligation defaults.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Floating Rate Loans Risk
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Floating Rate Loans Risk: The floating rate loans in which the Portfolio invests are usually rated below investment grade, or if unrated, determined by the Subadvisor to be of comparable quality (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt instruments. Moreover, such investments may, under certain circumstances, be particularly susceptible to liquidity and valuation risks. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower’s obligation. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Portfolio's investments in floating rate loans are more likely to decline. The secondary market for floating rate loans is limited and, thus, the Portfolio’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired. In addition, floating rate loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.

In certain circumstances, floating rate loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.

The terms of many floating rate loans and other instruments are tied to reference rates or benchmarks such as the Secured Overnight Financing Rate (“SOFR”). As a result of benchmark reforms, publication of most London Interbank Offered Rate (“LIBOR”) settings has ceased. Some U.S. dollar LIBOR settings continue to be published, but only on a temporary, synthetic and non-representative basis. It is expected that all synthetic U.S. dollar LIBOR settings will be discontinued at the end of September 2024. Many contracts have already transitioned away from LIBOR reference as a result of contractual fallback mechanics, negotiated amendments or as a result of statutory fallback mechanisms; some contracts continue to use synthetic U.S. dollar LIBOR and may continue to do so until synthetic LIBOR is discontinued. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate, such as SOFR. Instruments which transitioned from LIBOR to an alternative reference rate or which continue to use synthetic LIBOR may experience increased volatility and illiquidity or other adverse consequences, such as decreased yields and reduction in value, for these instruments. This may adversely affect the Portfolio and its investments in such instruments.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Foreign Securities Risk
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Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. Although a Portfolio will generally rely on an issuer’s “country of risk” (or similar designation) as determined by Bloomberg (or another similar third party) when categorizing securities as either U.S. or foreign-based, it is not required to do so.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Emerging Markets Risk
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Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from wars, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Convertible Securities Risk
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Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Equity Securities Risk
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Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | When-Issued Securities Risk
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When-Issued Securities Risk: The Portfolio may agree to purchase a security on a when-issued basis, making a commitment to pay a fixed price for a security when it is issued in the future. The principal risk of transactions involving when-issued securities is that the security will be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Liquidity and Valuation Risk
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Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance. These risks are heightened for fixed-income instruments in a changing interest rate environment.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Money Market/Short-Term Securities Risk
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Money Market/Short-Term Securities Risk: To the extent the Portfolio holds cash or invests in money market or short-term securities, the Portfolio may be less likely to achieve its investment objective. In addition, it is possible that the Portfolio's investments in these instruments could lose money.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Private Placement and Restricted Securities Risk
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Private Placement and Restricted Securities Risk: The Portfolio may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no market or a limited market for the resale of such securities. Therefore, the Portfolio may be unable to dispose of such securities when it desires to do so or at the most favorable price. This potential lack of liquidity also may make it more difficult to accurately value these securities.

Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Bloomberg U.S. Aggregate Bond Index4
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Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index1	[1]
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.81%
Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index2
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index2	[2]
1 Year	rr_AverageAnnualReturnYear01	5.12%
5 Years	rr_AverageAnnualReturnYear05	2.02%
10 Years	rr_AverageAnnualReturnYear10	1.44%
Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Morningstar Nontraditional Bond Category Average3
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Nontraditional Bond Category Average3	[3]
1 Year	rr_AverageAnnualReturnYear01	6.95%
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	2.18%
Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	$ 774
Annual Return 2014	rr_AnnualReturn2014	1.92%
Annual Return 2015	rr_AnnualReturn2015	(2.42%)
Annual Return 2016	rr_AnnualReturn2016	7.50%
Annual Return 2017	rr_AnnualReturn2017	4.81%
Annual Return 2018	rr_AnnualReturn2018	(1.21%)
Annual Return 2019	rr_AnnualReturn2019	7.06%
Annual Return 2020	rr_AnnualReturn2020	6.12%
Annual Return 2021	rr_AnnualReturn2021	1.96%
Annual Return 2022	rr_AnnualReturn2022	(7.24%)
Annual Return 2023	rr_AnnualReturn2023	10.19%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.20%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.91%)
1 Year	rr_AverageAnnualReturnYear01	10.19%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	2.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
Prospectus Summary | MainStay VP MacKay Strategic Bond Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	$ 1,073
1 Year	rr_AverageAnnualReturnYear01	9.92%
5 Years	rr_AverageAnnualReturnYear05	3.18%
10 Years	rr_AverageAnnualReturnYear10	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.
[3]	The Morningstar Nontraditional Bond Category Average contains funds that pursue strategies divergent in one or more ways from conventional practice in the broader bond-fund universe. Morningstar category averages are equal-weighted returns based on constituents of the category at the end of the period.
[4]	The management fee is as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million to $1 billion; 0.50% on assets from $1 billion to $5 billion; and 0.475% on assets over $5 billion.